Investees (Tables)	12 Months Ended
Dec. 31, 2018
Investees [Abstract]
Schedule of material subsidiaries held directly and indirectly by the Company

	Principal
	location of the
	company’s	Ownership
	activity	interest

B Communications (SP1) Ltd. and B Communications (SP2) Ltd. (1)	Israel	100%
Bezeq - The Israel Telecommunication Corp. Limited	Israel	26.34%

Subsidiaries of Bezeq - The Israel Telecommunication Corp. Limited
Pelephone Communications Ltd.	Israel	100%
Bezeq International Ltd.	Israel	100%
DBS	Israel	100%
Walla Communications Ltd.	Israel	100%

(1)	Held by B Communications (SP1) Ltd.

Schedule of dividends cash declared and paid
	2016	2017	2018
	NIS	NIS	NIS
Distribution of a regular dividend
NIS 0.25 per share	-	-	686
NIS 0.47 per share	-	1,286	-
NIS 0.52 per share	1,441	-	-

Schedule of information group's subsidiaries including fair value adjustments

	December 31,

	Rate of
	ownership
	interests						Carrying
	held by						amount of
	non-		Non-		Non-		non-
	controlling	Current	current	Current	current	Total net	controlling
	interests	assets	assets	liabilities	liabilities	assets	interests
	%	NIS

2018

Bezeq Group	73.66	4,431	11,892	4,433	11,456	434	482

2017

Bezeq Group	73.66	4,823	12,026	3,857	10,848	2,144	1,840

2016

Bezeq Group	73.66	3,559	13,083	3,966	10,270	2,406	2,131

Year ended December 31,
Cash flow
						Total			from
						comprehensive			financing
					Profit	Income			activities		Total
					(loss)	(loss)			without	Dividend	increase
					attributable	attributable	Cash flow	Cash flow	dividend to	paid to	(decrease)
			Other	Total	to non-	to non-	from	from	non-	non-	in cash
		Profit	comprehensive	comprehensive	controlling	controlling	operating	investing	controlling	controlling	and cash
	Revenues	(loss)	Income (loss)	Income (loss)	interests	interests	activities	activities	interests	interests	equivalents
NIS
2018

Bezeq Group	9,321	(1,859)	42	(1,817)	(830)	(799)	3,486	(2,618)	(1,645)	(505)	(1,282)

2017

Bezeq Group	9,789	858	(8)	850	663	657	3,525	(1,148)	104	(948)	1,533

2016

Bezeq Group	10,084	989	(15)	974	724	713	3,526	(1,567)	(804)	(1,062)	93